Related Party Transactions - Summary of Minimum Volume Commitment and Fees Associated with GPA (Detail)	12 Months Ended
	Dec. 31, 2015 MMBTU / d $ / MMBTU
Gas Processing Agreement, June 1, 2015 to September 30, 2015 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	115,000
Gas Processing Agreement, June 1, 2015 to September 30, 2015 [Member] | Firm Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.435
Gas Processing Agreement, June 1, 2015 to September 30, 2015 [Member] | Interruptible Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.470
Gas Processing Agreement, October 1, 2015 to June 30, 2016 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	345,000
Gas Processing Agreement, October 1, 2015 to June 30, 2016 [Member] | Firm Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.435
Gas Processing Agreement, October 1, 2015 to June 30, 2016 [Member] | Interruptible Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.470
Gas Processing Agreement, July 1, 2016 to June 30, 2026 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	460,000	[1]
Gas Processing Agreement, July 1, 2016 to June 30, 2026 [Member] | Firm Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.435	[1]
Gas Processing Agreement, July 1, 2016 to June 30, 2026 [Member] | Interruptible Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.350	[1]
Gas Processing Agreement, July 1, 2026 to June 30, 2030 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	345,000
Gas Processing Agreement, July 1, 2026 to June 30, 2030 [Member] | Firm Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.435
Gas Processing Agreement, July 1, 2026 to June 30, 2030 [Member] | Interruptible Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.350
Gas Processing Agreement, June 2, 2030 to October 1, 2030 [Member]
Related Party Transaction [Line Items]
MVC (MMBtu/d) | MMBTU / d	115,000
Gas Processing Agreement, June 2, 2030 to October 1, 2030 [Member] | Firm Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.435
Gas Processing Agreement, June 2, 2030 to October 1, 2030 [Member] | Interruptible Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GPA	0.350

[1]	The firm fee is reduced to $0.35 $/MMBtu for volumes in excess of 345,000 MMBtu/d